Schedule of Movements in Each Class of Reserve (Details) - AUD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Issued capital [abstract]
Opening balance	$ 8,726,228	$ 7,309,323	$ 6,733,118
Movement in reserve due to deconsolidation of Snow Lake Resources (note 8)			(1,043,848)
Options expense in period (note 16)	401,582	1,116,829	1,457,000
Performance expense in period (note 16)	(304,927)	300,076	163,053
Carrying balance	$ 8,822,883	$ 8,726,228	$ 7,309,323